Disposal group classified as held for sale - Assets and liabilities of disposal group classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022	Jun. 30, 2022
Disposal group classified as held for sale
Property, plant and equipment	€ 3,953,840		€ 4,152,682
Right-of-use assets	3,976,932		4,187,126
Goodwill	15,423,273	€ 15,791,181	15,791,181
Total assets	34,960,138		35,754,114	€ 36,069,726
Total liabilities	20,029,952		€ 20,304,935
Disposal group classified as held for sale
Disposal group classified as held for sale
Property, plant and equipment	5,622
Right-of-use assets	6,978
Goodwill	26,633
Other	8,943
Total assets	48,176
Lease liabilities	11,739
Provisions and other liabilities	5,090
Total liabilities	16,829
Accumulated foreign currency translation gains/losses recognized in other comprehensive income	€ 4,220